Notes Payable and Long-Term Debt - Notes payable and bank lines (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Oct. 28, 2015	Oct. 23, 2015	Dec. 31, 2014
Notes payable to bank
Notes Payable and Long Term Debt
Notes payable to banks	$ 141			$ 76
Repayment term	1 year
Weighted average interest rate (as a percent)	11.74%			14.34%
Committed bank line
Notes Payable and Long Term Debt
Credit facility cancelled or expired		$ 200
Committed bank line | Foreign subsidiaries
Notes Payable and Long Term Debt
Credit facility cancelled or expired			$ 50
Uncommitted bank lines
Notes Payable and Long Term Debt
Maximum capacity	$ 298
Letters of credit outstanding	3
Uncommitted bank lines | Foreign subsidiaries
Notes Payable and Long Term Debt
Notes payable to banks	141
Uncommitted bank lines | Foreign subsidiaries | South African Rand
Notes Payable and Long Term Debt
Notes payable to banks	61
Uncommitted bank lines | Foreign subsidiaries | Argentine pesos
Notes Payable and Long Term Debt
Notes payable to banks	33
Uncommitted bank lines | Seaboard | Foreign subsidiaries
Notes Payable and Long Term Debt
Maximum capacity	$ 248